ADVANCED SERIES TRUST

AST Large Cap Core Portfolio

Supplement dated May 21, 2021 to the
Currently Effective Prospectus
and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust relating to the AST Large Cap Core Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, David Small will replace Susan Bao as a Portfolio Manager for the Portfolio. Scott Davis will continue to serve as portfolio manager for the Portfolio.

To reflect this change, the Trust’s Prospectus and SAI is hereby revised as follows:

I.	All references and information pertaining to Susan Bao are hereby deleted.
II.	The table in the section of the Prospectus entitled “Summary: AST Large Cap Core Portfolio – Management of the Portfolio” is hereby revised by adding the following with respect to Mr. Small:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	J.P. Morgan Investment Management, Inc.	David Small	Managing Director, Portfolio Manager	May 2021
AST Investment Services, Inc.

III.	The following hereby replaces the first sentence in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Large Cap Core Portfolio – J.P. Morgan Segment”:

The J.P. Morgan co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by J.P. Morgan are Scott Davis and David Small.

IV.	The following is hereby added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Large Cap Core Portfolio – J.P. Morgan Segment”:

David Small, managing director, is a Portfolio Manager in the U.S. Equity Group. He has been an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016.

V.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Large Cap Core Portfolio” is hereby revised by adding the following disclosure:

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
J.P. Morgan Investment Management, Inc.	David Small	3/$23,110,090	3/$4,111,201	11/$2,824,702 4/$1,265,945	None

*Information as of 12/31/20.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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